Exceptions Report: 8/8/2024

Loan Information										Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Alt Number	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
XXXXXXXXXX	66966569	TX	Purchase	Non-Owner Occupied	PUD	39.86	668	80.00%	XXXXXXXXXX	Credit - Provide a letter of explanation for the installment timeshare foreclosure with XXXX/XXXX account #XXXX that was last reported in XXXX.

Program Eligibilty - The automated fraud and tool check is missing from the loan file.

Initial 1003 - The initial 1003 is not included in the loan file.

Borrower ID - The Borrower's identity was not verified in the loan file.

Sales / Construction Contract - Sales contract addendum showing the purchase of $XXXX as reflected on the final Closing Disclosure is not included in the loan file.

Funds to Close - Provide an additional consecutive monthly bank statement for XXXX #XXXX since the guidelines require XXXX months bank statement.  The file only included the XXXX monthly statement.  The final 1003 indicates this is the account being used for closing and reserves.

										Appraisal - A third party valuation product from the list of XXXX approved desk review vendors (Servicelink, Consolidated Analytics, Summit Valuations, Pro Teck (aka Stewart)) is missing from the loan file.	Credit - 3/9/2023: Document provided to clear condition. Program Eligibilty - 3/9/2023: Document provided to clear condition. Initial 1003 - 3/9/2023: Document provided to clear condition. Borrower ID - 3/9/2023: Document provided to clear condition. Sales / Construction Contract - 3/9/2023: Document provided to clear condition. Funds to Close - 3/9/2023: Document provided to clear condition. Appraisal - 3/9/2023: Document provided to clear condition.		No	Cleared Exception	C	A	1
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